Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	$ 1,038	$ 643
Other Comprehensive Income (Loss), Before Tax	(195)	210
Income Tax	1	2
Ending Balance	844	855
Defined Benefit Pension Plan [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	(7)	(4)
Other Comprehensive Income (Loss), Before Tax	(3)	(7)
Income Tax	1	2
Ending Balance	(9)	(9)
Foreign Currency Translation Adjustment [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	1,030	633
Other Comprehensive Income (Loss), Before Tax	(195)	217
Ending Balance	835	850
Private Equity Instruments [Member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	15	14
Other Comprehensive Income (Loss), Before Tax	3
Ending Balance	$ 18	$ 14